Income Taxes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Income Taxes
Provision for income taxes	$ (100)	$ 0	$ 0